ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 218	$ 365
Accounts payable	172	184
Interest payable on non-recourse borrowings	89	152
Current portion of lease liabilities	25	31
BEPC exchangeable shares distributions payable	17	16
Income tax payable	9	35
Other	41	24
Total accounts payable and accrued liabilities	$ 571	$ 807